CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 185.5	$ 200.8
Trade and other receivables	16.3	14.1
Inventories	126.7	115.7
Current income tax receivable	0.5	0.0
Investments	7.1	35.6
Prepaid expenses and other	15.7	11.3
Total current assets	351.8	377.5
Mining interests	1,927.2	1,863.9
Other assets	2.1	2.1
Deferred tax assets	4.9	0.0
Total assets	2,286.0	2,243.5
Current liabilities
Trade and other payables	229.0	170.9
Current income tax payable	0.0	0.3
Total current liabilities	229.0	171.2
Reclamation and closure cost obligations	123.4	119.5
Non-current derivative financial liabilities	667.6	525.5
Long-term debt	396.0	394.9
Deferred tax liabilities	74.8	66.8
Lease obligations	2.6	1.3
Other liabilities	3.4	4.8
Total liabilities	1,496.8	1,284.0
Equity
Common shares	3,163.5	3,157.1
Contributed surplus	106.9	107.8
Other reserves	(135.9)	(24.6)
Deficit	(2,345.3)	(2,280.8)
Total equity	789.2	959.5
Total liabilities and equity	$ 2,286.0	$ 2,243.5